Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2022
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	30 years
Buildings and leasehold improvements | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	3 years
Plant, machinery and equipment
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	15 years
Plant, machinery and equipment | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	4 years
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	15 years
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment
Estimated useful lives (in years)	3 years